Investments - Schedule of Net Investment gain (loss) Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unrealized gain of long-term investments:
Net investment gain	$ 82,463	$ 228,104
Short-Term Investments [Member]
Gain (loss) from sales of short-term investments:
Gain (loss) from sales of short-term investments	24,849	(3,584)
Held-to-maturity securities [Member]
Gain (loss) from sales of short-term investments:
Gain (loss) from sales of short-term investments	15,616
Unrealized gain of short-term investments:
Unrealized gain of short-term investments		166,383
Unrealized gain of long-term investments:
Unrealized gain of long-term investments		166,383
Trading securities [Member]
Unrealized gain of short-term investments:
Unrealized gain of short-term investments	41,998	25,305
Unrealized gain of long-term investments:
Unrealized gain of long-term investments	41,998	25,305
Long-Term Investments [Member] | Held-to-maturity securities [Member]
Unrealized gain of short-term investments:
Unrealized gain of short-term investments		40,000
Unrealized gain of long-term investments:
Unrealized gain of long-term investments		$ 40,000